UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2016 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2016

	Shares	Value
Common Stocks - 90.1%
Consumer Discretionary - 13.5%
Polaris Industries, Inc.[1]	216,725	$17,719,436
Tenneco, Inc.*	312,320	14,557,235
Thor Industries, Inc.	216,986	14,047,674
Total Consumer Discretionary		46,324,345
Consumer Staples - 10.9%
Darling Ingredients, Inc.*	1,366,628	20,362,757
Sanderson Farms, Inc.[1]	197,340	17,097,538
Total Consumer Staples		37,460,295
Energy - 5.6%
Newfield Exploration Co.*	438,668	19,380,352
Health Care - 15.8%
AmSurg Corp.*	243,328	18,867,653
Centene Corp.*	266,495	19,019,748
Hill-Rom Holdings, Inc.	328,785	16,587,203
Total Health Care		54,474,604
Industrials - 35.5%
AGCO Corp.	329,112	15,511,049
The Brink’s Co.	495,639	14,120,755
Chicago Bridge & Iron Co. N.V.	492,515	17,055,794
Clean Harbors, Inc.*	384,910	20,057,660
Federal Signal Corp.	13,755	177,164
IDEX Corp.	194,385	15,959,009
Nordson Corp.	156,139	13,054,782
The Timken Co.	462,445	14,178,564
Trinity Industries, Inc.	652,525	12,117,389
Total Industrials		122,232,166
Information Technology - 8.8%
Broadridge Financial Solutions, Inc.	226,375	14,759,650
Diebold, Inc.	617,425	15,330,663
Total Information Technology		30,090,313
Total Common Stocks (cost $286,866,314)		309,962,075

	Principal Amount	Value
Short-Term Investments - 15.3%
Repurchase Agreements - 5.2%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $4,194,963 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $4,278,806)	$4,194,908	$4,194,908
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $4,194,966 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $4,278,806)	4,194,908	4,194,908
Mitsubishi UFJ Securities USA Inc., dated 06/30/16, due 07/01/16, 0.430% total to be received $4,194,958 (collateralized by various U.S. Government Agency Obligations, 1.370% - 6.059%, 01/01/19 - 07/01/46, totaling $4,278,806)	4,194,908	4,194,908
Mizuho Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.450% total to be received $882,940 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.000%, 06/01/22 - 11/20/45, totaling $900,588)	882,929	882,929
Nomura Securities International, Inc., dated 06/30/216, due 07/01/16, 0.420% total to be received $4,194,957 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $4,278,806)	4,194,908	4,194,908
Total Repurchase Agreements		17,662,561

	Shares
Other Investment Companies - 10.1%[3]
Dreyfus Government Cash Management Fund, 0.25%	20,000,000	20,000,000
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	14,827,145	14,827,145
Total Other Investment Companies		34,827,145
Total Short-Term Investments (cost $52,489,706)		52,489,706
Total Investments - 105.4% (cost $339,356,020)		362,451,781
Other Assets, less Liabilities - (5.4)%		(18,424,383)
Net Assets - 100.0%		$344,027,398

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (unaudited) June 30, 2016

	Shares	Value
Common Stocks - 88.1%
Consumer Discretionary - 18.0%
Hanesbrands, Inc.	1,344,610	$33,790,049
Murphy USA, Inc.*	439,243	32,574,261
Polaris Industries, Inc.[1]	463,415	37,888,810
Thor Industries, Inc.	457,165	29,596,862
Total Consumer Discretionary		133,849,982
Consumer Staples - 5.9%
Darling Ingredients, Inc.*	2,937,465	43,768,228
Energy - 5.2%
Newfield Exploration Co.*	872,251	38,536,049
Health Care - 5.5%
Centene Corp.*	575,225	41,053,808
Industrials - 31.9%
AGCO Corp.	706,045	33,275,901
Chicago Bridge & Iron Co., N.V.	1,024,190	35,467,700
Clean Harbors, Inc.*	820,325	42,747,136
Flowserve Corp.	751,950	33,965,582
IDEX Corp.	426,770	35,037,817
The Timken Co.	1,010,705	30,988,215
Trinity Industries, Inc.	1,399,045	25,980,266
Total Industrials		237,462,617
Information Technology - 13.2%
Broadridge Financial Solutions, Inc.	487,550	31,788,260
Knowles Corp.*,1	2,090,295	28,595,236
The Western Union Co.	1,966,065	37,709,127
Total Information Technology		98,092,623
Materials - 3.3%
Ingevity Corp.*	91,727	3,122,370
WestRock Co.	550,359	21,392,435
Total Materials		24,514,805
Utilities - 5.1%
OGE Energy Corp.	1,163,550	38,106,262
Total Common Stocks (cost $682,765,461)		655,384,374

	Principal Amount	Value
Short-Term Investments - 18.0%
Repurchase Agreements - 6.4%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470%, total to be received $11,326,428 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $11,552,805)	$11,326,280	$11,326,280
Citigroup Global Markets, Inc., dated 06/30/16, due 07/01/16, 0.440%, total to be received $10,829,927 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 04/30/17 - 03/15/57, totaling $11,046,391)	10,829,795	10,829,795
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500%, total to be received $11,326,437 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $11,552,806)	11,326,280	11,326,280
Nomura Securities International, Inc, dated 06/30/16, due 07/01/16, 0.420%, total to be received $11,326,412 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66 totaling $11,552,806)	11,326,280	11,326,280
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480%, total to be received $2,880,399 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $2,961,266)	2,880,361	2,880,361
Total Repurchase Agreements		47,688,996

	Shares
Other Investment Companies - 11.6%[3]
Dreyfus Government Cash Management Fund, 0.25%	45,000,000	45,000,000
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	41,389,824	41,389,824
Total Other Investment Companies		86,389,824
Total Short-Term Investments (cost $134,078,820)		134,078,820
Total Investments - 106.1% (cost $816,844,281)		789,463,194
Other Assets, less Liabilities - (6.1)%		(45,730,101)
Net Assets - 100.0%		$743,733,093

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$339,557,168	$53,354,557	$(30,459,944)	$22,894,613
AMG SouthernSun U.S. Equity Fund	817,503,003	56,492,757	(84,532,566)	(28,039,809)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$17,607,861	5.1%
AMG SouthernSun U.S. Equity Fund	46,896,539	6.3%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities

Common Stocks†	$309,962,075	—	—	$309,962,075
Short-Term Investments
Repurchase Agreements	—	$17,662,561	—	17,662,561
Other Investment Companies	34,827,145	—	—	34,827,145

Total Investments in Securities	$344,789,220	$17,662,561	—	$362,451,781

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities

Common Stocks†	$655,384,374	—	—	$655,384,374
Short-Term Investments
Repurchase Agreements	—	$47,688,996	—	47,688,996
Other Investment Companies	86,389,824	—	—	86,389,824

Total Investments in Securities	$741,774,198	$47,688,996	—	$789,463,194

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of June 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND

AMG SOUTHERNSUN U.S. EQUITY FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: August 17, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: August 17, 2016